CONVERTIBLE NOTES PAYABLE	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
CONVERTIBLE NOTES PAYABLE
NOTE 4 - CONVERTIBLE NOTES PAYABLE
Convertible notes payable consisted of the following:

	March 31, 2020	December 31, 2019

Convertible note payable with an accredited investor dated October 31, 2017, with interest at 0%, due October 31, 2017, convertible at $0.007 per share. This note is currently in default.	$10,500	$10,500

Convertible note payable to investor (the “CVP Note”) dated October 10, 2017, with interest at 10%, an Original Issue Discount (“OID”) of $70,000, due October 6, 2019, convertible into shares of the Company’s common stock at a discount of 60% of the average of the three lowest closing bid prices of the Company’s common stock during the 20 trading days prior to conversion. The CVP Note provides for additional tranches of a maximum of $3,970,000, which includes OID of 10%. The note includes a warrant to purchase 5,000,000 shares of the Company’s common stock at a price of $0.10 per share. The CVP Note is secured by substantially all assets of the Company. The investor converted a total of $444,500 of principal and accrued interest of this note into 105,875,646 shares of the Company’s common stock and was repaid $40,000 by the Company during the year ended December 31, 2019. Additionally, the investor converted a total of $78,420 of principal and accrued interest of this note into 32,034,513 shares of the Company’s common stock and was repaid $25,000 by the Company during the three months ended March 31, 2020, resulting in repayment in full by March 2020.

	-	100,235

Convertible note payable to investor (the “UAHC Note”) dated October 10, 2017, with interest at 10%, an OID of $70,000, due October 6, 2019, convertible into shares of the Company’s common stock at a discount of 60% of the average of the three lowest closing bid prices of the Company’s common stock during the 20 trading days prior to conversion. The UAHC Note includes a warrant to purchase 5,000,000 shares of the Company’s common stock at a price of $0.10 per share. The UAHC Note is secured by substantially all assets of the Company. The investor converted a total of $125,000 of principal and accrued interest of this note into 29,543,067 shares of the Company’s common stock and was repaid $50,000 by the Company during the year ended December 31, 2019. This note is currently in default.

	619,490	619,490

Convertible note payable to investor (the “Iliad Note”) dated November 5, 2018 totaling $500,000, plus OID of $225,000 and legal fees of $20,000. The Iliad Note bears interest at 10% and matures on November 5, 2020. Total available under note is $5,520,000, including $500,000 OID (and $20,000 in legal fees taken on first $500,000 tranche). The Iliad Note is convertible into shares of the Company’s common stock after 180 days at a discount of 35% of the average of the three lowest closing bid prices of the Company’s common stock during the 20 trading days prior to conversion. The Company borrowed $1,925,000 (including OID of $175,000) under this note during the year ended December 31, 2019. The Iliad Note is secured by substantially all assets of the Company.

	2,495,000	2,495,000

Convertible note payable to investor (the “GSC Note”) dated March 11, 2020 totaling $320,500, plus OID of $30,000 and legal fees of $9,500. The GSC Note bears interest at 10% and matures on March 6, 2021. Total available under note is $1,440,000, including $120,000 OID (and $9,500 in legal fees taken on first $320,500 tranche). The GSC Note is convertible into shares of the Company’s common stock at any time at a discount of 25% of the lowest closing bid price of the Company’s common stock during the 10 trading days prior to conversion.	360,000	-

Total convertible notes payable	3,484,990	3,225,225
Less debt discounts	(1,480,337)	(1,154,327)
Convertible notes payable, net	2,004,653	2,070,898
Less current portion of convertible notes, net	(2,004,653)	(2,070,898)
Long-term convertible notes payable, net	$-	$-

Aggregate maturities of long-term debt as of March 31, 2020 are due in future years as follows:

2020	$2,004,653
$2,004,653

Total amortization of debt discounts was $448,290 and $73,394 for the three months ended March 31, 2020 and 2019, respectively. Accrued interest on the above notes payable totaled $320,752 and $227,352 as of March 31, 2020 and December 31, 2019, respectively. Interest expense for the above notes payable for the three months ended March 31, 2020 and 2019 was $96,585 and $74,194, respectively.

Convertible notes payable consisted of the following:

	December 31, 2019	December 31, 2018

Convertible note payable with an accredited investor dated October 31, 2017, with interest at 0%, due October 31, 2017, convertible at $0.007 per share. This note is currently in default.	10,500	10,500

Convertible note payable to investor (the “CVP Note”) dated October 10, 2017, with interest at 10%, an Original Issue Discount (“OID”) of $70,000, due October 6, 2019, convertible into shares of the Company’s common stock at a discount of 60% of the average of the three lowest closing bid prices of the Company’s common stock during the 20 trading days prior to conversion. The CVP Note provides for additional tranches of a maximum of $3,970,000, which includes OID of 10%. The note includes a warrant to purchase 5,000,000 shares of the Company’s common stock at a price of $0.10 per share. The CVP Note is secured by substantially all assets of the Company. The investor converted a total of $444,500 of principal and accrued interest of this note into 105,875,646 shares of the Company’s common stock during the years ended December 31, 2019. Additionally, the Company repaid $40,000 of this note during the years ended December 31, 2019. This note was repaid in full on March 17, 2020.

	100,235	547,749

Convertible note payable to investor (the “UAHC Note”) dated October 10, 2017, with interest at 10%, an OID of $70,000, due October 6, 2019, convertible into shares of the Company’s common stock at a discount of 60% of the average of the three lowest closing bid prices of the Company’s common stock during the 20 trading days prior to conversion. The UAHC Note includes a warrant to purchase 5,000,000 shares of the Company’s common stock at a price of $0.10 per share. The UAHC Note is secured by substantially all assets of the Company. The investor converted a total of $125,000 of principal and accrued interest of this note into 29,543,067 shares of the Company’s common stock during the years ended December 31, 2019. Additionally, the Company repaid $50,000 of this note during the years ended December 31, 2019. This note is currently in default.

	619,490	670,000

Convertible note payable, to investor (the “Iliad Note”) dated November 5, 2018 totaling $500,000, plus OID of $225,000 and legal fees of $20,000. The Iliad Note bears interest at 10% and matures on November 5, 2020. Total available under note is $5,520,000, including $500,000 OID (and $20,000 in legal fees taken on first $500,000 tranche). The Iliad Note is convertible into shares of the Company’s common stock after 180 days at a discount of 35% of the average of the three lowest closing bid prices of the Company’s common stock during the 20 trading days prior to conversion. The Company borrowed $1,925,000 (including OID of $175,000) under this note during the years ended December 31, 2019. The Iliad Note is secured by substantially all assets of the Company.

	2,495,000	570,000

Total convertible notes payable	3,225,225	1,798,249
Less debt discounts	(1,154,327)	(1,141,396)
Convertible notes payable, net	2,070,898	656,853
Less current portion of convertible notes, net	(2,070,898)	(156,853)
Long-term convertible notes payable, net	$-	$500,000

Aggregate maturities of long-term debt as of December 31, 2019 are due in future years as follows:

2020	$2,070,898
$2,070,898

Total amortization of debt discounts was $1,662,068 and $650,672 for the years ended December 31, 2019 and 2018, respectively. Accrued interest on the above notes payable totaled $227,352 and $96,100 as of December 31, 2019 and 2018, respectively. Interest expense for the above notes payable for the years ended December 31, 2019 and 2018 was $300,168 and $140,830, respectively.